4. Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Financing Receivables
	2014	2013

Commercial loans, gross	$8,691	$4,652
Less: Deferred loan fees	(438)	(571)
Less: Deposits	(134)	(36)
Less: Allowance for loan losses	(22)	–

Commercial loans, net	$8,097	$4,045

Rollforward of Commercial Loans
	2014	2013

Beginning balance	$4,045	$3,604
Additions	7,433	3,331
Payoffs/Sales	(3,394)	(2,992)
Change in builder deposit	(98)	(36)
Change in loan loss provision	(22)	–
New loan fees	(343)	(121)
Earned loan fees	476	259

Ending balance	$8,097	$4,045

Detail of Finance Receivables

A detail of the financing receivables for the Pennsylvania loans at December 31, 2014 is as follows:

Item	Term	Interest Rate	Funded to borrower		Estimated collateral values

BMH Loan	Demand(1)	COF +2% (7% Floor)
Land for phases 4, and 5 (25 acres)			$–		$1,515
Lots			142		374	(7)
Interest Escrow			450		249
Loan Fee			750		–
Excess Paydown			(22	)(5)	–
Lot 2 Windemere			126		126
Construction loan lot 5 Tuscany			536		932
Construction loan lot 2 Tuscany			498		739

Total BMH Loan			2,480		3,935
IMA Loans
New IMA Loan (loan fee)	Demand(1)	COF +2% (7% Floor)	250		–
New IMA Loan (advances)	Demand(1)	COF +2% (7% Floor)	1,491		–
Existing IMA Loan	Demand(1)	COF +2% (7% Floor)	1,687		2,484	(3)

Total IMA Loans			3,428		2,484

Unearned Loan Fee			(322)		–
SF Preferred Equity			–		1,000	(8)
SF Loan Payable			–		375

Total			$5,586		$7,794

A detail of the financing receivables for the Pennsylvania loans at December 31, 2013 is as follows:

Item	Term	Interest Rate	Funded to borrower		Estimated collateral values

BMH Loan	Demand(1)	COF +2% (7% Floor)
Land for phases 3, 4, and 5			$–		$1,042	(4)
Lot 5 Hamlets			142		180
Interest Escrow			450		255
Loan Fee			750		–
Excess Paydown			(394	)(5)	–
Construction loan lot 118 Whispering Pines			138		120
Construction loan lot 5 Tuscany			37		–

Total BMH Loan			1,123		1,597
IMA Loans
New IMA Loan (loan fee)	Demand(1)	COF +2% (7% Floor)	250		–
New IMA Loan (advances)	Demand(1)	COF +2% (7% Floor)	1,479		–
Existing IMA Loan	Demand(2)	7%	1,687		2,299	(6)

Total IMA Loans			3,416		2,299

Unearned Loan Fee			(567)		–
SF Loan Payable			–		1,500

Total			$3,972		$5,396

Commercial Loans - Real Estate Development Loan Portfolio Summary

The following is a summary of our loan portfolio to builders for land development as of December 31, 2014. The Pennsylvania loans below are included as part of the Pennsylvania Loans discussed above.

State	Number of Borrowers	Number of Loans	Value of Collateral(1)	Commitment Amount		Amount Outstanding	Loan to Value Ratio(2)	Loan Fee
Pennsylvania	1	3	$5,997	$4,903	(3)	$4,748	79%	$1,000
Total	1	3	$5,997	$4,903		$4,748	79%	$1,000

_______________

(1)	The value is determined by the appraised value adjusted for remaining costs to be paid and third party mortgage balances. Part of this collateral is $1,000 of preferred equity in our Company, which is held for the benefit of debt holders and common equity holders.
(2)	The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value.
(3)	The commitment amount includes a portion of the letter of credit which, when added to the current outstanding balance, is greater than the $4,750 maximum commitment amount per the Credit Agreement.

The following is a summary of our loan portfolio to builders for land development as of December 31, 2013. The Pennsylvania loans below are included as part of the Pennsylvania Loans discussed above.

State	Number of Borrowers	Number of Loans	Value of Collateral(1)	Commitment Amount	Amount Outstanding	Loan to Value Ratio(2)	Loan Fee
Pennsylvania	1	3	$5,275	$4,750	$4,364	83%	$1,000
Total	1	3	$5,275	$4,750	$4,364	83%	$1,000

_______________

(1)	The value is determined by the appraised value adjusted for remaining costs to be paid and third party mortgage balances.
(2)	The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value.

Commercial Loans - Construction Loan Porfolio Summary

The following is a summary of our loan portfolio to builders for home construction loans as of December 31, 2014. Some of the Pennsylvania loans are included as part of the Pennsylvania Loans discussed above.

State	Number of Borrowers	Number of Loans	Value of Collateral (1)	Commitment Amount	Amount Outstanding	Loan to Value Ratio(2)	Loan Fee
Colorado	1	1	$515	$361	$68	70%	5%
Florida	1	2	685	480	404	70%	5%
Georgia	2	5	1,027	810	349	79%	5%
Louisiana	1	2	1,230	861	620	70%	5%
New Jersey	1	1	390	273	259	70%	5%
Pennsylvania	2	4	2,826	1,850	1,463	65%	5%
South Carolina	2	4	1,577	900	780	57%	5%
Total	10	19	$8,250	$5,535	$3,943	67%(3)	5%

_______________

(1)	The value is determined by the appraised value. Part of this collateral is $1,000 of preferred equity in our Company, which is held for the benefit of debt holders and common equity holders.
(2)	The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.
(3)	Represents the weighted average loan to value ratio of the loans.

The following is a summary of our loan portfolio to builders for home construction loans as of December 31, 2013. Some of the Pennsylvania loans are included as part of the Pennsylvania Loans discussed above.

State	Number of Borrowers	Number of Loans	Value of Collateral (1)	Commitment Amount	Amount Outstanding	Loan to Value Ratio(2)	Loan Fee
New Jersey	1	1	186	130	84	70%	5%
Pennsylvania	1	2	1,825	1,220	204	67%	5%
Total	2	3	$2,011	$1,350	$288	67%(3)	5%

_______________

(1)	The value is determined by the appraised value.
(2)	The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.
(3)	Represents the weighted average loan to value ratio of the loans.

Finance receivables by classification
	December 31, 2014	December 31, 2013

Pass	$7,301	$4,045
Special mention	796	–
Classified – accruing	–	–
Classified – nonaccrual	–	–

Total	$8,097	$4,045

Impairment calculation method
	December 31, 2014	December 31, 2013

Individually evaluated, but not impaired	$5,571	$3,972
Not individually evaluated	2,526	73

Total evaluated collectively for loan losses	$8,097	$4,045